111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

July 28, 2016

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Blended Research® Growth Equity Fund, MFS® Blended Research® Small Cap Equity Fund and MFS® Blended Research® Value Equity Fund (the “Funds”); Post-Effective Amendment No. 121 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 121 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from the Part C Post-Effective Amendment (‘PEA”) No. 119 to the above-captioned Registration Statement, except in the case of MFS® Blended Research® Small Cap Equity Fund Prospectus and Statement of Additional Information (“SAI”), which have been marked against PEA No. 118.  In addition, MFS® Blended Research® Growth Equity Fund and MFS® Blended Research® Value Equity Fund have been marked against PEA No. 108.

This Amendment is being filed for the purpose of updating the funds’ strategies and in connection therewith, making certain other minor and conforming changes.

Additionally, the wording “report does not exist” which appears throughout the Prospectuses will be replaced in each instance with the appropriate required information in the 485(b) filing.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/bjn

Enclosures